UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period _____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001631651

Starwood Waypoint Homes 2017-1 Trust

Central Index Key Number of issuing entity (if applicable): 0001710262

Central Index Key Number of underwriter (if applicable): Not applicable

Ryan Berry, General Counsel, Secretary and Executive Vice President
CSH Depositor, LLC (480) 800-3497

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Green River Capital, LLC Certification of Services Performed
99.2	OS National, LLC HOA Discrepancy Review
99.3	SingleSource Property Solutions, LLC Report of Valuation Review
99.4	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures (dated July 18, 2017)
99.5	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures (dated August 28, 2017)

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 29, 2017

CSH DEPOSITOR, LLC (Depositor)

By:	/s/ Arik Prawer
Name: Arik Prawer Title: Chief Financial Officer